Segment reporting	6 Months Ended
Jun. 30, 2024
Disclosure Of Operating Segments [Line Items]
Segment reporting
Note 3

Segment reporting
As part of the continued refinement of UBS AG’s reporting structure and organizational setup, in the first quarter
of

2024

certain

changes

to

Group

Treasury

allocations

were

made

with

an

impact

on

segment

reporting

for
UBS AG’s business divisions and Group Items.

Prior-period information has been adjusted

for comparability.

UBS AG has

allocated to the

business divisions nearly

all Group

Treasury costs that

historically were retained

and
reported in Group

Items. Costs that continue

to be retained

in Group Items

include costs related

to hedging and
own debt,

and deferred

tax asset

funding costs.

In parallel with

these changes,

UBS AG has

increased the

allocation
of balance sheet resources from Group Treasury

to the business divisions.
Following the changes outlined above, prior-period information for the six-month period ended 30 June 2023 has
been

restated,

resulting

in

decreases

in

Operating

profit

/

(loss)

before

tax

of

USD
10
m

for

Global

Wealth
Management, USD 8
m for Group

Items and USD
6
m for Personal

& Corporate Banking,

and increases in

Operating
profit / (loss) before tax

of USD
25
m for the Investment

Bank and USD
1
m for Asset Management,

with no change
to Non-core and Legacy.
Prior-period information as

of 31 December

2023 has also

been restated, resulting

in increases

of Total

assets of
USD 35.6 bn in Global Wealth Management, USD 26.9 bn in Personal & Corporate Banking and USD 21.4 bn in the
Investment Bank, with a corresponding decrease

of assets of USD
83.9 bn in Group Items.
These changes had no effect on the reported

results or financial position of UBS AG.
›
Refer to the “Consolidated financial statements” section of the UBS AG Annual Report 2023 for more information about UBS AG’s business divisions

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
Group

Items UBS AG
For the six months ended 30 June 2024
1
Net interest income 2,521 1,634 (26) (1,714) (33) (856) 1,528
Non-interest income 7,589 1,307 1,169 6,538 218 660 17,481
Total revenues 10,110 2,942 1,143 4,824 186 (196) 19,008
Credit loss expense / (release) 7 120 0 31 (23) 1 136
Operating expenses 8,448 1,808 972 4,284 1,691 487 17,689
Operating profit / (loss) before tax 1,655 1,014 172 509 (1,483) (684) 1,183
Tax expense / (benefit) 393
Net profit / (loss) 790
As of 30 June 2024
Total assets 558,614 453,557 22,015 419,940 95,103 15,435 1,564,664

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
Group
Functions UBS AG
For the six months ended 30 June 2023
1
Net interest income 2,924 1,522 (13) (1,069) 3 (674) 2,694
Non-interest income 6,594 1,163 1,015 5,329 48 470 14,619
Total revenues 9,517 2,686 1,002 4,260 51 (204) 17,313
Credit loss expense / (release) 20 26 0 8 0 0 54
Operating expenses 7,204 1,379 818 3,639 719 586 14,346
Operating profit / (loss) before tax 2,293 1,281 185 613 (668) (790) 2,912
Tax expense / (benefit) 776
Net profit / (loss) 2,136
As of 31 December 2023
2
Total assets 404,747 283,980 19,662 402,415 13,845 31,368 1,156,016
1 Refer to “Note 3 Segment reporting” in

the “Consolidated financial statements” section of the Annual Report

2023 for more information about UBS AG's

reporting segments.

2 Comparative-period information
has been restated for Group Treasury allocations.